Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Other comprehensive income (loss)
Other comprehensive income (loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2018			2017			2016
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax benefit (expense)	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$(157)	$(156)	$(313)	$659	$194	$853	$(518)	$(332)	$(850)
Total foreign currency translation	(157)	(156)	(313)	659	194	853	(518)	(332)	(850)
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during period	(542)	126	(416)	237	(84)	153	(388)	146	(242)
Reclassification adjustment (b)	48	(12)	36	(3)	—	(3)	(75)	26	(49)
Net unrealized (loss) gain on assets available-for-sale	(494)	114	(380)	234	(84)	150	(463)	172	(291)
Defined benefit plans:
Net (loss) gain arising during the period	(244)	55	(189)	454	(112)	342	(151)	43	(108)
Foreign exchange adjustment	—	—	—	1	—	1	(1)	1	—
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	93	(24)	69	100	(32)	68	88	(31)	57
Total defined benefit plans	(151)	31	(120)	555	(144)	411	(64)	13	(51)
Unrealized (loss) gain on cash flow hedges:
Unrealized hedge (loss) gain arising during period	(15)	4	(11)	33	(9)	24	(52)	18	(34)
Reclassification of net (gain) loss to net income:
FX contracts - trading revenue	—	—	—	(2)	1	(1)	16	(6)	10
FX contracts - other revenue	(2)	—	(2)	(8)	2	(6)	—	—	—
FX contracts - net interest revenue	—	—	—	—	—	—	18	(6)	12
FX contracts - staff expense	4	(1)	3	(10)	2	(8)	11	(3)	8
Total reclassifications to net income (b)	2	(1)	1	(20)	5	(15)	45	(15)	30
Net unrealized (loss) gain on cash flow hedges	(13)	3	(10)	13	(4)	9	(7)	3	(4)
Total other comprehensive (loss) income	$(815)	$(8)	$(823)	$1,461	$(38)	$1,423	$(1,052)	$(144)	$(1,196)

(a)	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 22 for additional information.

(b)
The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the consolidated income statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the consolidated income statement. See Note 22 for the location of the reclassification adjustment related to cash flow hedges on the consolidated income statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2015 ending balance	$(1,632)	$(1,250)	$(47)	$327	$2	$(2,600)
Change in 2016	(819)	(56)	5	(291)	(4)	(1,165)
2016 ending balance	$(2,451)	$(1,306)	$(42)	$36	$(2)	$(3,765)
Change in 2017	838	419	(8)	150	9	1,408
2017 ending balance	$(1,613)	$(887)	$(50)	$186	$7	$(2,357)
Adjustment for the cumulative effect of applying ASU 2017-12 for derivatives and hedging	—	—	—	(2)	—	(2)
Adjusted balance at Jan. 1, 2018	(1,613)	(887)	(50)	184	7	(2,359)
Change in 2018	(302)	(118)	(2)	(380)	(10)	(812)
2018 ending balance	$(1,915)	$(1,005)	$(52)	$(196)	$(3)	$(3,171)